Trade and Other receivables - Additional information (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Trade and Other receivables.
Increase in trade receivables	€ 800,000
Unbilled receivables included in trade receivables	€ 0	€ 0